FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INVESTMENTS
Investment fund - FDIC	[1]	R$ 42,619	R$ 36,169
Guarantee for legal proceedings		0	1,148
Total		42,619	37,317
Current		0	1,148
Non-current		R$ 42,619	R$ 36,169

[1]	Refer to financial investments held as guarantees for lawsuits (Notes 20 and 34.b).